Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Schedule of prepaid expenses and other current assets

	June 30,	December 31,
	2021	2020
Prepaid expenses	$4,161	$1,636
Contract asset	1,615	450
Other	1,805	975
	$7,581	$3,061

	December 31,
	2020	2019
Prepaid expenses	$1,636	$1,403
Other	1,425	1,143
	$3,061	$2,546